Risk management - Credit risk management, portfolio quality and concentration and loans loss provisions - Additional information (Details) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 EUR (€) NumberOfCustomers	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure Of Credit Risk Exposure [Line Items]
Number of payment holidays granted to customers related to COVID-19 pandemic | NumberOfCustomers	159,000
Percent of granted payment holidays expired	96.00%
Business Lending [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of total outstandings	65.00%
Consumer Lending [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of total outstandings	35.00%
Loans [Member] | Accumulated Impairment [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	€ 5,427.0	€ 5,854.0	€ 4,646.0
Net remeasurement of loan loss provision	(87.0)	1,259.0
Transfer into lifetime ECL not credit impaired (Stage 2)	83.0	518.0
In accordance with IFRS 9 [member] | Accumulated Impairment [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	€ 5,427.0	€ 5,854.0
12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of gross carrying amount of portfolio	92.70%	91.80%
12-month expected credit losses [member] | Loans [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Net remeasurement of loan loss provision	€ (114.0)
12-month expected credit losses [member] | Loans [Member] | Accumulated Impairment [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	505.0	€ 581.0	490.0
Net remeasurement of loan loss provision	(114.0)	109.0
Transfer into lifetime ECL not credit impaired (Stage 2)	(23.0)	(76.0)
12-month expected credit losses [member] | In accordance with IFRS 9 [member] | Accumulated Impairment [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	€ 505.0	€ 581.0
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of gross carrying amount of portfolio	6.00%	6.80%
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loans [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in financial assets	€ (5,200.0)
Financial assets		€ 62,000.0
Net remeasurement of loan loss provision	(62.0)
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loans [Member] | Accumulated Impairment [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,306.0	1,476.0	881.0
Net remeasurement of loan loss provision	(62.0)	450.0
Transfer into lifetime ECL not credit impaired (Stage 2)	185.0	651.0
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loans [Member] | Significant LT PD trigger [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in financial assets	(5,400.0)
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loans [Member] | Watchlist Trigger [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in financial assets	(3,300.0)
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loans [Member] | Forbearance [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in financial assets	2,000.0
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | In accordance with IFRS 9 [member] | Accumulated Impairment [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	€ 1,306.0	€ 1,476.0
Lifetime expected credit losses [member] | Credit impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of gross carrying amount of portfolio	1.40%	1.50%
Lifetime expected credit losses [member] | Credit impaired [member] | Loans [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in financial assets	€ 600.0
Financial assets		€ 13,400.0
Lifetime expected credit losses [member] | Credit impaired [member] | Loans [Member] | Accumulated Impairment [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,616.0	3,797.0	€ 3,275.0
Net remeasurement of loan loss provision	89.0	700.0
Transfer into lifetime ECL not credit impaired (Stage 2)	(79.0)	(57.0)
Lifetime expected credit losses [member] | Credit impaired [member] | In accordance with IFRS 9 [member] | Accumulated Impairment [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,616.0	3,797.0
Aviation [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 4,300.0	€ 4,600.0
Percentage of total outstandings	0.47%	0.52%
Aviation [Member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of total outstandings	0.00%	1.30%
Aviation [Member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of total outstandings	1.80%	4.50%
Hospitality & Leisure [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 5,400.0	€ 5,900.0
Percentage of total outstandings	0.59%	0.67%
Hospitality & Leisure [Member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of total outstandings	9.90%	9.70%
Hospitality & Leisure [Member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of total outstandings	7.20%	6.20%
Non-food Retail [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 11,000.0	€ 10,800.0
Percentage of total outstandings	1.21%	1.22%
Non-food Retail [Member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of total outstandings	1.20%	0.70%
Non-food Retail [Member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of total outstandings	3.00%	3.30%
Transportation and logistics [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loans [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of gross carrying amount of portfolio	11.00%
Real estate [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 53,100.0	€ 54,400.0
Percentage of total outstandings	5.81%	6.13%
Real estate [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loans [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of gross carrying amount of portfolio	10.00%
Increase (decrease) in financial assets	€ (800.0)
Real estate [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of total outstandings	0.80%	1.20%
Real estate [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of total outstandings	1.50%	1.20%
Services & food [Member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loans [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of gross carrying amount of portfolio	9.00%
Increase (decrease) in financial assets	€ (1,300.0)
Beverages & Personal Care [Member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loans [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of gross carrying amount of portfolio	8.00%
Increase (decrease) in financial assets	€ (800.0)
Belgium And Netherlands [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Exposure of loans for which payment holiday was granted		€ 17.5
Percent of customers located in specific area, related to payment holidays		56.00%
Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Management adjustment, reflect risks in payment holidays	146.0	€ 131.0
Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Management adjustment, reflect risks in payment holidays	€ 99.0	€ 85.0